Risk Information - Total net exposure (Details) - Credit risk - SEK SEK in Billions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Net exposure	SEK 327.2	SEK 340.7
Percentage of net exposures	100.00%	100.00%
Central governments
Disclosure of detailed information about financial instruments [line items]
Net exposure	SEK 167.1	SEK 173.7
Percentage of net exposures	51.10%	51.00%
Regional governments
Disclosure of detailed information about financial instruments [line items]
Net exposure	SEK 11.4	SEK 19.9
Percentage of net exposures	3.50%	5.80%
Multilateral development banks
Disclosure of detailed information about financial instruments [line items]
Net exposure	SEK 0.0	SEK 1.9
Percentage of net exposures	0.00%	0.60%
Public sector entity
Disclosure of detailed information about financial instruments [line items]
Net exposure	SEK 0.4
Percentage of net exposures	0.10%
Financial institutions
Disclosure of detailed information about financial instruments [line items]
Net exposure	SEK 38.6	SEK 45.2
Percentage of net exposures	11.80%	13.20%
Corporates
Disclosure of detailed information about financial instruments [line items]
Net exposure	SEK 109.7	SEK 100.0
Percentage of net exposures	33.50%	29.40%
Loans and interest-bearing securities
Disclosure of detailed information about financial instruments [line items]
Net exposure	SEK 245.0	SEK 273.6
Percentage of net exposures	100.00%	100.00%
Loans and interest-bearing securities | Central governments
Disclosure of detailed information about financial instruments [line items]
Net exposure	SEK 97.1	SEK 117.3
Percentage of net exposures	39.60%	42.90%
Loans and interest-bearing securities | Regional governments
Disclosure of detailed information about financial instruments [line items]
Net exposure	SEK 11.4	SEK 19.9
Percentage of net exposures	4.70%	7.30%
Loans and interest-bearing securities | Multilateral development banks
Disclosure of detailed information about financial instruments [line items]
Net exposure	SEK 0.0	SEK 1.9
Percentage of net exposures	0.00%	0.70%
Loans and interest-bearing securities | Public sector entity
Disclosure of detailed information about financial instruments [line items]
Net exposure	SEK 0.4
Percentage of net exposures	0.20%
Loans and interest-bearing securities | Financial institutions
Disclosure of detailed information about financial instruments [line items]
Net exposure	SEK 32.7	SEK 39.8
Percentage of net exposures	13.30%	14.50%
Loans and interest-bearing securities | Corporates
Disclosure of detailed information about financial instruments [line items]
Net exposure	SEK 103.4	SEK 94.7
Percentage of net exposures	42.20%	34.60%
Undisbursed loans, derivatives
Disclosure of detailed information about financial instruments [line items]
Net exposure	SEK 82.2	SEK 67.1
Percentage of net exposures	100.00%	100.00%
Undisbursed loans, derivatives | Central governments
Disclosure of detailed information about financial instruments [line items]
Net exposure	SEK 70.0	SEK 56.4
Percentage of net exposures	85.10%	84.10%
Undisbursed loans, derivatives | Financial institutions
Disclosure of detailed information about financial instruments [line items]
Net exposure	SEK 5.9	SEK 5.4
Percentage of net exposures	7.20%	8.00%
Undisbursed loans, derivatives | Corporates
Disclosure of detailed information about financial instruments [line items]
Net exposure	SEK 6.3	SEK 5.3
Percentage of net exposures	7.70%	7.90%